UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-21955

Stewart Capital Mutual Funds
(Exact name of Registrant as specified in charter)

800 Philadelphia Street
Indiana, PA 15701
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street, Suite A
Milwaukee, WI 53233

Copy to:
Steven Lentz
Faegre & Benson LLP
2200 Wells Fargo Center
90 South Seventh Street
Minneapolis, Minnesota 55402
(Name and address of agent for service)

Registrant's telephone number, including area code: (724) 465-1443

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

Stewart Capital Mid Cap Fund
Schedule of Investments March 31, 2008
(Unaudited)

	Shares	Value

COMMON STOCKS 87.8%
Capital Goods 8.4%
Cummins, Inc.	6,055	$283,495
McDermott International, Inc.*	4,413	241,921
Oshkosh Corp.	7,600	275,728
		801,144
Consumer Durables & Apparel 3.5%
Polaris Industries, Inc.	8,119	332,960

Consumer Services 9.0%
International Speedway Corp.	7,784	320,701
Matthews International Corp.	5,093	245,737
Royal Caribbean Cruises Ltd.	8,857	291,395
		857,833
Diversified Financials 0.9%
Federated Investors, Inc.	2,232	87,405

Energy 14.3%
CARBO Ceramics, Inc.	6,218	249,342
Enerplus Resources Fund	7,143	310,006
Frontier Oil Corp.	6,454	175,936
General Maritime Corp.	13,458	317,744
Helix Energy Solutions Group, Inc.*	6,706	211,239
Teekay Shipping Corp.	2,143	91,013
		1,355,280
Food & Staples Retailing 2.6%
Weis Markets, Inc.	7,145	246,288

Food Beverage & Tobacco 6.2%
Constellation Brands, Inc.*	16,264	287,385
J. M. Smucker Company (The)	5,910	299,105
		586,490
Health Care Equipment & Services 3.2%
C.R. Bard, Inc.	3,192	307,709

Household & Personal Products 3.4%
Nu Skin Enterprises, Inc.	18,040	325,081

Insurance 3.2%
Mercury General Corp.	6,853	303,656

Materials 5.8%
Sociedad Quimica y Minera de Chile SA (American Depository Receipt)	11,700	273,546
Southern Copper Corp.	2,688	279,095
		552,641
Media 3.4%
Marvel Entertainment, Inc.*	12,212	327,159

Pharmaceuticals, Biotechnology 4.3%
Barr Pharmaceuticals, Inc.*	6,763	326,721
Endo Pharmaceuticals Holdings, Inc.*	3,331	79,744
		406,465
Software & Services 3.4%
Micros Systems, Inc.*	9,649	324,785

Technology Hardware & Equipment 5.9%
Seagate Technology	14,154	296,385
Western Digital Corp.*	9,896	267,588
		563,973
Transportation 4.0%
Kirby Corp.*	6,642	378,594

Utilities 6.3%
Nicor, Inc.	9,081	304,304
Oneok, Inc.	6,552	292,416
		596,720
Total Common Stocks
(Cost $8,784,755)		8,354,183

LIMITED PARTNERSHIP INTERESTS 3.5%
Consumer Services 3.5%
Cedar Fair LP	14,083	327,430

Total Limited Partnership Interests
(Cost $375,877)		327,430

SHORT TERM INVESTMENT 8.7%
Federated Prime Obligations, 2.79%	825,047	825,047

Total Short Term Investment
(Cost $825,047)		825,047

Total Investments 100.0%
(Cost $9,985,679)		9,506,660
Other Assets less Liabilities 0.0%		3,789
Net Assets 100.0%		$9,510,449

* Non income producing

See Notes to Schedule of Investments

Organization
The Stewart Capital Mutual Fund (the “Trust”) was organized on September 22, 2006 as a Delaware business trust and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Stewart Capital Mid Cap Fund (the “Fund”). Stewart Capital Advisors, LLC (the “Adviser”) is the Fund’s investment adviser. The Fund commenced investment operations at the close of business December 29, 2006. Prior to December 29, 2006, the only activity was the seed capital investment of $100,000 by 9th Street Holdings, Inc.

Investment Valuation
Securities listed on the U.S. stock exchanges or the NASDAQ ® Stock Market are valued at the last sale price on such market, or if such a price is lacking, for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded in the over-the-counter market are valued at their current bid price. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

Federal Income Tax Information
At March 31, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$10,043,835

Gross unrealized appreciation	$476,073
Gross unrealized depreciation	(1,013,248)

Net unrealized depreciation	$(537,175)

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

▪
Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 - significant observable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of 03/31/08:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$9,506,660
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
Total	$9,506,660

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stewart Capital Mutual Funds

By:  /s/ Malcolm E. Polley
Malcolm E. Polley
Principal Executive Officer

Date:  5/21/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Malcolm E. Polley
Malcolm E. Polley
Principal Executive Officer

Date:  5/21/08

By:  /s/ Timothy P. McKee
Timothy P. McKee
Principal Financial Officer

Date:  5/21/08

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)